Note 1 - Summary of Significant Accounting Policies (Details) - Amortization of Intangible Assets Lives	12 Months Ended
Dec. 31, 2014
Technology And Drawings [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life	13 years
Technology And Drawings [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life	20 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life	9 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life	15 years
Other Intangible Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life	2 years
Other Intangible Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life	18 years